COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2024
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of detailed information about purchase obligations

The minimum purchase obligations are as follows as at March 31, 2024:
Less than one year	$353,703
One - two years	13,535
Two - three years	1,732
Three - four years	562
Four - five years	62
$369,594